CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Contingent liabilities [Abstract]
Contingencies	Contingencies
Certain conditions may exist as of the date the financial statements are issued that may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these financial statements and noted below may be material.
Except as noted below, no material changes have occurred with respect to the matters disclosed in Note 35 “Contingencies” to the 2023 Annual Financial Statements, and no new contingencies have occurred that are material to the Company since the issuance of the 2023 Annual Financial Statements.
The description set out below should be read in conjunction with Note 35 “Contingencies” to the 2023 Annual Financial Statements.

Litigation and Claims Update
Pascua-Lama — Proposed Canadian Securities Class Actions
In the Quebec proceeding, the Plaintiff filed his Originating Application, (which is the Quebec equivalent of a Statement of Claim), on February 22, 2024. Barrick filed its formal appearance on March 8, 2024.
In the Ontario case, on April 15, 2024, the Plaintiffs filed an application for leave to appeal to the Supreme Court of Canada from the February 13, 2024 decision of the Court of Appeal. Barrick filed its response in opposition to the Plaintiffs’ application on May 17, 2024, and the Plaintiffs filed a reply on May 27, 2024. The leave application remains pending.
Veladero –- Operational Incidents and Associated Proceedings
On February 22, 2024, the Supreme Court of San Juan Province rejected the legal action brought by MAS in September 2017 to challenge certain aspects of the administrative sanction issued by the San Juan Provincial mining authority in connection with the September 2015 incident. MAS did not appeal this decision and the matter is now closed.
On March 14, 2024, MAS withdrew its appeal of the administrative sanction issued by the San Juan Provincial mining authority in connection with the September 2016 and March 2017 incidents. This matter is now closed.

Veladero –- Federal Amparo Action
On June 28, 2024, the Federal Court rejected the National Minister of Environment’s request for, among other things, an injunction requiring the cessation and/or suspension of activities at the Veladero mine. The National Minister of the Environment appealed this decision to the Federal Chamber of Appeals and, on July 12, 2024, the Federal Court granted leave to appeal. MAS has not yet been notified of the Federal Court’s decision to grant leave, and a hearing date for the appeal has not yet been scheduled.

Veladero — Tax Assessment and Criminal Charges
On February 27, 2024, the Court of Cassation rejected the appeal brought by the Argentinean Federal Tax Authority (“AFIP”), upholding the Court of Appeals’ dismissal of the criminal charges against the MAS directors. AFIP did not appeal this decision and the matter is now closed.
Writ of Kalikasan
On February 14, 2024, the Court issued a Resolution confirming that the suspension of the proceeding will be extended and that the various motions that remain pending will be held in abeyance for six months, until August 13, 2024. Barrick intends to file for a further extension of the suspension.

North Mara — Ontario Litigation
In February 2024, an additional action was commenced against the Company in the Ontario Superior Court of Justice on behalf of different named plaintiffs in respect of alleged security-related incidents said to have occurred in the vicinity of the North Mara mine. The Statement of Claim in this second action is substantially similar to the Statement of Claim issued in November 2022.
Similar to the first action, Barrick has filed a motion to dismiss or permanently stay the second Ontario action on the basis that the Ontario Superior Court does not have jurisdiction or, alternatively, on the basis that the matters at issue should be adjudicated in Tanzania. This motion will be heard in October 2024 together with a parallel motion to dismiss or permanently stay the first Ontario action.

Loulo-Gounkoto Tax Dispute — VAT Credit Offsets
The 6-month stay of enforcement of the tax collection notices expired in June 2024. The Company is continuing to engage with the Malian tax authority with respect to this matter and has requested that the stay be extended for so long as those discussions remain ongoing. See “Loulo-Gounkoto Mining Convention Negotiations” below.

Loulo-Gounkoto Mining Convention Negotiations
The Company has continued to engage with the Government of Mali to resolve this matter in a manner that protects the pre-existing rights of Loulo and Gounkoto while also achieving the stated objectives of the Transitional Government to secure a larger share of economic benefits from the mining industry. Barrick has received correspondence from the Malian Government reiterating its commitment to continued partnership with Barrick while seeking a number of changes to the tax, financial and legal regimes applicable to the Loulo-Gounkoto complex, among other demands. Barrick is continuing to engage with the committee established by the Transitional Government on proposed changes to the tax, financial and legal regime that address the Government’s objectives while protecting the economic viability of the Loulo-Gounkoto complex going forward.

Zaldívar Chilean Tax Assessments
Compañía Minera Zaldívar Ltda. (CMZ), Barrick's Chilean subsidiary that holds the Company's interest in the Zaldívar mine, and the Chilean IRS expect to jointly file an application during the third quarter of 2024 with the Court of Appeals in La Serena to seek approval from the Court to settle the litigation associated with the Zaldívar Tax Assessments and related claims. The Company has recorded an estimated amount for the potential liability arising from this matter.

Zaldívar Water Claims
Additional Court-ordered evidentiary measures were completed on March 1, 2024, and the evidentiary record is now closed. A decision from the Court is pending.